TIAA-CREF EQUITY INDEX FUND
TIAA-CREF GROWTH & INCOME FUND
TIAA-CREF INTERNATIONAL EQUITY FUND
TIAA-CREF LARGE-CAP GROWTH FUND
TIAA-CREF LARGE-CAP VALUE FUND
TIAA-CREF MID-CAP GROWTH FUND
TIAA-CREF MID-CAP VALUE FUND
TIAA-CREF SMALL-CAP EQUITY FUND
TIAA-CREF SOCIAL CHOICE EQUITY FUND
(series of TIAA-CREF Funds, each a “Fund”
and together the “Funds”)

SUPPLEMENT NO. 1
dated December 5, 2012
to each Fund’s Prospectus dated March 1, 2012

RETAIL CLASS DISTRIBUTION (12b-1) PLAN

Effective January 1, 2013, the Funds’ distribution (12b-1) plan for Retail Class shares has been amended.

Therefore, effective January 1, 2013, the Distribution and Services Arrangements—Retail Class section of each Prospectus is deleted and replaced with the following:

          The Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

          Under the plan, the Fund pays TPIS at the annual rate of 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

          More information about the Fund’s Distribution and Services Arrangements for Retail Class shares appears in the Fund’s SAI.

A13773 (12/12)

TIAA-CREF BOND FUND
TIAA-CREF BOND PLUS FUND
TIAA-CREF HIGH-YIELD FUND
TIAA-CREF INFLATION-LINKED BOND FUND
TIAA-CREF MONEY MARKET FUND
TIAA-CREF REAL ESTATE SECURITIES FUND
TIAA-CREF SHORT-TERM BOND FUND
TIAA-CREF TAX-EXEMPT BOND FUND
(series of TIAA-CREF Funds, each a “Fund”
and together the “Funds”)

SUPPLEMENT NO. 1
dated December 5, 2012
to each Fund’s Prospectus dated August 1, 2012

RETAIL CLASS DISTRIBUTION (12b-1) PLAN

Effective January 1, 2013, the Funds’ distribution (12b-1) plan for Retail Class shares has been amended.

Therefore, effective January 1, 2013, the Distribution and Services Arrangements—Retail Class section of each Prospectus is deleted and replaced with the following:

          The Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

          Under the plan, the Fund pays TPIS at the annual rate of 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

          More information about the Fund’s Distribution and Services Arrangements for Retail Class shares appears in the Fund’s SAI.

A13774 (12/12)

TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF MANAGED ALLOCATION FUND
(series of TIAA-CREF Funds, each a “Fund”
and together the “Funds”)

SUPPLEMENT NO. 1
dated December 5, 2012
to the Funds’ Prospectuses dated October 1, 2012

RETAIL CLASS AND RETIREMENT CLASS
DISTRIBUTION (12B-1) PLANS

Effective January 1, 2013, the distribution (12b-1) plan for Retail Class shares of the Lifecycle Retirement Income Fund and Managed Allocation Fund and the distribution (12b-1) plan for Retirement Class shares of the Lifecycle Funds have been amended.

Therefore, effective January, 1, 2013, the Distribution and Services Arrangements—Retail Class section of the Lifecycle Funds’ Prospectus is deleted and replaced with the following:

          The Retirement Income Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

          Under the plan, the Fund pays TPIS at the annual rate of 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

          More information about the Funds’ Distribution and Services Arrangements for Retail Class shares appears in the Funds’ SAI.

Also, effective January 1, 2013, the Distribution and Services Arrangements—Retirement Class section of the Lifecycle Funds’ Prospectus is deleted and replaced with the following:

          Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and mainte-

nance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

          Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds. TPIS has contractually agreed not to seek any compensation from the Funds under the Distribution Plan through at least September 30, 2013. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

          More information about the Funds’ Distribution and Services Arrangements for Retirement Class shares appears in the Funds’ SAI.

Also, effective January 1, 2013, the Distribution and Services Arrangements—Retail Class section of the Managed Allocation Fund Prospectus is deleted and replaced with the following:

          The Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

          Under the plan, the Fund pays TPIS at the annual rate of 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

          More information about the Funds’ Distribution and Services Arrangements for Retail Class shares appears in the Funds’ SAI.

A13775 (12/12)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated December 5, 2012
to the Statement of Additional Information
dated September 21, 2012 (with respect to the Social Choice Bond Fund)

SUPPLEMENT NO. 2
dated December 5, 2012
to the Statement of Additional Information
dated August 1, 2012 (with respect to the Fixed-Income and Real Estate Securities Funds)

SUPPLEMENT NO. 4
dated December 5, 2012
to the Statement of Additional Information
dated March 1, 2012 (with respect to the Equity Funds)
(collectively, the “SAI”)

RETAIL CLASS DISTRIBUTION (12b-1) PLAN

Effective January 1, 2013, certain Funds’ distribution (12b-1) plan for Retail Class shares has been amended. Therefore, effective January 1, 2013, the About the Trust and the Shares—Class Structure—Retail Class Shares section of the SAI is deleted and replaced with the following:

          Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements will apply to certain Retail Class investors, as well as a small account maintenance fee. Retail Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS for its activities associated with distributing, promoting and/or servicing Retail Class shares of the Funds at an annual rate of 0.25% of average daily net assets.

Also, effective January 1, 2013, the first three paragraphs of the About the Trust and the Shares—Distribution (12b-1) Plans section of the SAI is deleted and replaced with the following:

          The Board of Trustees has adopted one distribution plan with respect to Retail Class shares and one plan with respect to Premier Class shares offered by the Funds (the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Retail Class Distribution Plan (“Retail Compensation Plan”), each of the Funds compensates TPIS for certain services that TPIS provides in connection with the promotion, distribution and/or shareholder servicing of Retail Class shares of the Fund. Prior to January 1, 2013, certain Funds were subject to a separate Retail Class Distribution Plan (“Retail Reimbursement Plan”) wherein such Funds reimbursed TPIS for all or part of certain expenses that TPIS incurred in connection with its promotion, distribution and/or shareholder servicing of the Fund’s Retail Class shares. Reimbursements by a Fund under the Retail Reimbursement Plan were calculated daily and paid quarterly up to a rate or rates approved from time to time by the Board, provided that no rate exceeded the annual rate of 0.25% of the average daily net assets of the Retail Class of the Fund.

          Under the Distribution Plan that is applicable to Premier Class shares (the “Premier Class Distribution Plan”), each Fund compensates TPIS an annual amount for its promotion, distribution and/or shareholder servicing of Premier Class shares. The expenses for which a Fund may pay TPIS under the Premier Class Distribution Plan include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of the Fund’s Premier Class shares, as well as for shareholder servicing expenses.

A13776 (12/12)

TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF MANAGED ALLOCATION FUND
(series of TIAA-CREF Funds, each a “Fund” and together the “Funds”)

SUPPLEMENT NO. 1
dated December 5, 2012
to the Statement of Additional Information
dated October 1, 2012 (the “SAI”)

RETAIL CLASS AND RETIREMENT CLASS DISTRIBUTION (12b-1) PLANS

Effective January 1, 2013, the distribution (12b-1) plan for Retail Class shares of the Lifecycle Retirement Income Fund and Managed Allocation Fund and the distribution (12b-1) plan for Retirement Class shares of the Lifecycle Funds have been amended.

Therefore, effective January 1, 2013, the About the Trust and the Shares—Class Structure—Retail Class Shares section of the SAI is deleted and replaced with the following:

          Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements apply to certain Retail Class investors, as well as a small account maintenance fee. Each Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for its Retail Class through which it can compensate TPIS, and TPIS, in turn, may pay other entities for distributing, promoting and/or servicing Retail Class shares of the Funds in an annual amount up to 0.25% of average daily net Retail Class assets.

Also, effective January 1, 2013, the About the Trust and the Shares—Class Structure—Retirement Class Shares section of the SAI is deleted and replaced with the following:

          Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code. Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA-CREF that are established by individuals as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code. Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. For the Retirement Class of the Funds, the Trust has adopted a distribution (Rule 12b-1) plan under which each Fund may compensate TPIS for its activities associated with distributing, promoting and/or servicing its Retirement Class shares in an annual amount up to 0.05% of average daily net Retirement Class assets. The Retirement Class of the Managed Allocation Fund is subject to a service fee of 0.25% paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

Also, effective January 1, 2013, the first six paragraphs of the About the Trust and the Shares—Distribution (12b-1) Plans section of the SAI are deleted and replaced with the following:

          The Trust’s Board of Trustees has adopted three different forms of Distribution Plans pursuant to Rule 12b-1 under the 1940 Act related to the Funds. The first form of distribution plan concerns the Retirement Class shares of each of the Lifecycle Funds and the Lifecycle Index Funds (the “Retirement Class Plan”); the second form of distribution plan concerns Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds (the “Retail Class Compensation Plan”) and the third form of distribution plan concerns the Premier Class shares of the Lifecycle Funds, Lifecycle Index Funds and the Lifestyle Funds (the “Premier Class Plan”) (collectively, the “Plans”).

          Under the each Plan, the applicable Fund pays TPIS a set annual rate to compensate TPIS for promoting, distributing and/or servicing the relevant shares. The expenses for which a Fund may compensate TPIS under the Plans include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of the applicable class of shares, as well as for shareholder servicing expenses.

          Payments by a Fund under the Retirement Class Plan are calculated daily and paid monthly at the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of each such Fund. Payments by a Fund under the Retail Class Compensation Plan are calculated daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Retail Class shares of each such Fund. Payments by a Fund under the Premier Class Plan are calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Premier Class of the Fund.

          Prior to January 1, 2013, the Lifecycle Funds were subject to a separate Retirement Class Distribution Plan (the “Lifecycle Retirement Class Reimbursement Plan”) and the Lifecycle Retirement Income Fund and Managed Allocation Fund were subject to a separate Retail Class Distribution Plan (the “Retail Class Reimbursement Plan”) wherein such Funds reimbursed TPIS for all or part of certain expenses that TPIS incurred in connection with the promotion, distribution and/or shareholder servicing of the relevant shares.

          Reimbursements by a Lifecycle Fund under the Lifecycle Retirement Class Reimbursement Plan were calculated daily and paid monthly up to a rate or rates approved from time to time by the Board, provided that no rate approved by the Board for any Fund exceeded the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of such Fund. Reimbursements by the Lifecycle Retirement Income Fund under the Retail Class Reimbursement Plan were calculated daily and paid monthly, and reimbursements by the Managed Allocation Fund under the Retail Class Reimbursement Plan were calculated daily and paid quarterly, up to a rate or rates approved from time to time by the Board, provided that no rate exceeded the annual rate of 0.25% of the average daily NAV of Retail Class shares of the Lifecycle Retirement Income Fund or the Managed Allocation Fund. For purposes of determining the reimbursements payable under each Plan, the NAV of the Funds’ outstanding Retirement Class or Retail Class shares was computed in accordance with the Declaration of Trust.

          Please note, however, that TPIS has contractually agreed not to seek any payment or reimbursement under the Lifecycle Retirement Class Reimbursement Plan through September 30, 2013 and under the Retirement Class Plan through September 30, 2013. Therefore, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Lifecycle Retirement Class Reimbursement Plan or the Lifecycle Index Funds pursuant to the Retirement Class Plan in 2011. The continuing suspension agreement concerning the Retirement Class Plan may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

A13777 (12/12)